Consolidated Statements of Operations (USD $)	12 Months Ended		92 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Revenue
Expenses
Consulting fees (Note 4)	40,792		74,292
Foreign exchange loss	680		680
General and administrative	2,428	1,855	5,152
Management fees (Note 4)	81,000	60,000	294,000
Mineral exploration costs	15,924		15,924
Professional fees	1,525	550	2,550
Total Expenses	142,349	62,405	392,598
Net Loss and Comprehensive Loss	$ (142,349)	$ (62,405)	$ (392,598)
Net Loss Per Share, Basic and Diluted	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	9,645,479	8,000,000